INVESTMENTS (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended	6 Months Ended		12 Months Ended
	May 05, 2022	Jun. 16, 2021	Mar. 30, 2020	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Jan. 31, 2023	May 03, 2022
Warrants available for purchase (in shares)								70,357,155
Exercise price (in dollars per share)								$ 0.028
Proceeds from shares sold				$ 150
Stock split description					1-for-5
Realized loss on investment					$ 60.00	$ 0
Securities Purchase Agreement Member
Shares Issued, Price Per Share		$ 16.86
Hydrofarm
Warrants available for purchase (in shares)		296,630,000
Sale Of Common Stock And Warrants		593,261,000
Sale of Stock, Consideration Received		$ 40,760
Edible Garden
Shares held (in shares)									1,000,000,000
Purchase interest			20.00%
Shares acquired							5,000,000
Impairment charge							$ 330
Edible Garden | Stock Options
Purchase interest			10.00%
Purchase price			$ 1,000
Term			5 years
Edible Garden | Option One
Purchase interest			10.00%
Purchase price			$ 1,000
Edible Garden | Option One | Minimum
Term			1 year
Edible Garden | Option One | Maximum
Term			5 years
IPO | Edible Garden
Shares granted (in shares)	2,930,000,000
Warrants available for purchase (in shares)	2,930,000,000
Exercise price (in dollars per share)	$ 5.00
Offering price (in dollars per share)	$ 5.00
Gross proceeds from restricted stock	$ 14,700.00